Share of loss in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Of Loss In Associates [Abstract]
Loss in associates (Note 14)	$ (15,841)	$ (1,306)	$ (69,317)